INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 17,931	$ 14,427	$ 11,537
Net income	1,448	1,375	2,719
OCI	879	148	260
Comprehensive income	2,327	1,523	2,979
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	21,456	22,584	16,437
Net income	5,350	1,849	2,235
OCI	862	1,895	(278)
Comprehensive income	6,212	3,744	1,957
Net income (loss) attributable to the Partnership	459	12	88
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,002	2,287	1,336
Net income	354	249	521
OCI	(178)	52	28
Comprehensive income	176	301	549
Net income (loss) attributable to the Partnership	6	28	84
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	15,210	16,994	11,808
Net income	4,248	1,151	1,574
OCI	312	388	(435)
Comprehensive income	4,560	1,539	1,139
Net income (loss) attributable to the Partnership	233	(85)	15
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	924	918	833
Net income	315	220	146
OCI	188	67	(46)
Comprehensive income	503	287	100
Net income (loss) attributable to the Partnership	105	97	74
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,320	2,385	2,460
Net income	749	315	70
OCI	785	769	73
Comprehensive income	1,534	1,084	143
Net income (loss) attributable to the Partnership	218	28	14
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	0	0	0
Net income	(316)	(86)	(76)
OCI	(245)	619	102
Comprehensive income	(561)	533	26
Net income (loss) attributable to the Partnership	$ (103)	$ (56)	$ (99)